RELATED PARTY TRANSACTIONS - Promissory Note - Related Party & Working Capital Loans (Details) - USD ($)		3 Months Ended	9 Months Ended
	Oct. 29, 2021	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 07, 2022	Apr. 17, 2021
RELATED PARTY TRANSACTIONS
Due to related party				$ 21,935
Working capital loans warrant
RELATED PARTY TRANSACTIONS
Working capital			$ 1,500,000	$ 1,500,000
Price of warrant per share				$ 1.50
Borrowings under working capital loans		$ 0	0	$ 0
Sponsor | Unsecured promissory note
RELATED PARTY TRANSACTIONS
Principal amount of debt					$ 500,000
Sponsor | Unsecured promissory note | Working Capital shares
RELATED PARTY TRANSACTIONS
Conversion ratio					$ 10.00
Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note						$ 300,000
Repayment of promissory note - related party	$ 122,292			122,292
Related Party Loans
RELATED PARTY TRANSACTIONS
Due to related party		111,935	111,935	21,935
Office Space Secretarial and Administrative Services
RELATED PARTY TRANSACTIONS
Expenses per month			10,000	10,000
Expenses incurred and paid		$ 30,000	$ 90,000	$ 21,935